Contingent liabilities, contractual commitments and guarantees (Tables)	12 Months Ended
Dec. 31, 2021
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Disclosure of Contingent Liabilities, Contractual Commitments and Guarantees

	HSBC		HSBC Holdings[1]
	2021	2020	2021	2020
	$m	$m	$m	$m
Guarantees and other contingent liabilities:
– financial guarantees	27,795	18,384	13,746	13,787
– performance and other guarantees	85,534	78,114	—	—
– other contingent liabilities	858	1,219	133	119
At 31 Dec	114,187	97,717	13,879	13,906
Commitments:[2]
– documentary credits and short-term trade-related transactions	8,827	7,178	—	—
– forward asset purchases and forward deposits placed	47,184	66,506	—	—
– standby facilities, credit lines and other commitments to lend	759,463	771,086	—	—
At 31 Dec	815,474	844,770	—	—
1    Guarantees by HSBC Holdings are all in favour of other Group entities.
2 Includes $627,637m of commitments at 31 December 2021 (31 December 2020: $659,783m), to which the impairment requirements in IFRS 9 are applied where HSBC has become party to an irrevocable commitment